PREPAID EXPENSE AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Spare parts	$ 5,732,914	$ 6,052,315
Prepaid Value added tax ("VAT")	1,808,141	5,552,772
Prepaid insurance fee	259,650	347,631
Others	226,962	282,423
Total	$ 8,027,667	$ 12,235,141